Document and Entity Information	0 Months Ended
Jun. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Jun 1, 2012
Registrant Name	Northern Lights Fund Trust
Central Index Key	0001314414
Amendment Flag	false
Document Creation Date	Jun 7, 2012
Document Effective Date	Jun 7, 2012
Prospectus Date	Jun 1, 2012

Grant Park Managed Futures Strategy Fund
Grant Park Managed Futures Strategy Fund
Investment Objectives:
The Fund seeks income and capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $2,500 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 22 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Grant Park Managed Futures Strategy Fund	Grant Park Managed Futures Strategy Fund Class A	Grant Park Managed Futures Strategy Fund Class C	Grant Park Managed Futures Strategy Fund Class I	Grant Park Managed Futures Strategy Fund Class N	Grant Park Managed Futures Strategy Fund Class W
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none	none	none
Redemption Fee as a % of amount redeemed if sold within 60 days	1.00%	1.00%	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Grant Park Managed Futures Strategy Fund		Grant Park Managed Futures Strategy Fund Class A	Grant Park Managed Futures Strategy Fund Class C	Grant Park Managed Futures Strategy Fund Class I	Grant Park Managed Futures Strategy Fund Class N	Grant Park Managed Futures Strategy Fund Class W
Management Fees		1.40%	1.40%	1.40%	1.40%	1.40%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	0.25%	0.50%
Other Expenses	[1]	3.15%	4.24%	2.77%	2.61%	12.80%
Acquired Fund Fees and Expenses	[2]	0.03%	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses		4.83%	6.67%	4.20%	4.29%	14.73%
Fee Waiver and/or Reimbursement	[3]	(1.25%)	(2.54%)	(0.94%)	(0.45%)	(11.10%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		3.58%	4.13%	3.26%	3.84%	3.63%
[1]	"Other Expenses" include both the expenses of the Fund's consolidated wholly-owned subsidiary ("Subsidiary"), and also the expenses incurred by the commodity pools in which the Subsidiary invests ("Underlying Pools"), as reflected in the Fund's Consolidated Financial Statements for the most recently completed fiscal year. Underlying Pools may pay management fees and/or incentive fees to the Commodity Trading Advisors (CTAs) with whom they contract. Positive performance of an Underlying Pool will have the effect of increasing Other Expenses to the extent that a CTA earns performance fees. Underlying Pool expenses of 1.61%, 1.41%, 1.54%, 1.87% and 1.41% for Class A, Class C, Class I, Class N and Class W, respectively, are included.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, the costs of which are not included in the Consolidated Financial Statements. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the consolidated financial statements include only the direct operating expenses incurred by the Fund and the consolidated expenses of the Underlying Pools.
[3]	The Fund's advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least May 31, 2013, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies or the Underlying Pools in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.94%, 2.69%, 1.69%, 1.94% and 2.19% of the daily average net assets attributable to each of the Class A, Class C, Class I Class N and Class W shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the advisor. A "Fee Waiver" table can be found in the "Management" section of this Prospectus.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example Grant Park Managed Futures Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Grant Park Managed Futures Strategy Fund Class A	915	1,840	2,768	5,102
Grant Park Managed Futures Strategy Fund Class C	415	1,738	3,017	6,034
Grant Park Managed Futures Strategy Fund Class I	329	1,190	2,066	4,316
Grant Park Managed Futures Strategy Fund Class N	386	1,260	2,147	4,419
Grant Park Managed Futures Strategy Fund Class W	365	3,068	5,271	9,154

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies:

 The Fund seeks to achieve its investment objectives by allocating its assets using two principal strategies:

·

"Managed Futures" Strategy

·

"Fixed Income" Strategy

The Managed Futures strategy is designed to produce capital appreciation by capturing returns related to price trends in the commodity markets and financial (equity, interest rate and currency) markets by investing primarily in securities of (1) limited partnerships, (2) corporations, (3) limited liability companies and (4) other types of pooled investment vehicles that are globally-oriented trading companies, including commodity pools (collectively, "Underlying Funds").

Each Underlying Fund invests according to its manager's sub-strategy, investing either long or short in one or a combination of: (i) options, (ii) futures, (iii) forwards, (iv) spot contracts, or (v) swaps each of which may be tied to (a) agricultural products, (b) currencies, (c) equity (stock market) indices, (d) energy resources, (e) interest rates or (f) metals.  Managed futures sub-strategies include investment styles that rely upon a wide variety of trading (buy or sell) signals that are generated from technical analysis systems and may result in high frequency trading.  Futures are used as substitutes for securities, currencies and commodities and for hedging.  The Fund does not invest more than 25% of its assets in contracts with any one issuer.  Managed Futures strategy investments will be made without restriction as to the Underlying Fund's country.

The Fund will execute its Managed Futures strategy, primarily, by investing up to 25% of its total assets in a wholly-owned and controlled subsidiary (the "Subsidiary").  The Subsidiary will invest the majority of its assets in Underlying Funds.   The Subsidiary is subject to the same investment restrictions as the Fund.

The Fund's advisor anticipates that, based upon its analysis of long-term historical returns and volatility of various asset classes, the Fund will allocate approximately 25% of its assets to the Managed Futures strategy and approximately 75% of its assets to the Fixed Income strategy.

The Fixed Income strategy is designed to generate interest income and preserve principal by investing primarily in investment grade securities including: (1) obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, (2) securities issued by foreign governments, their political subdivisions or agencies or instrumentalities, (3) certificates of deposit and time deposits issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, (4) participation interests in loans extended by banks to companies, (5) corporate bonds, notes, commercial paper or similar debt obligations, or (6) exchange-traded funds ("ETFs") that each invests primarily in the preceding types of fixed income securities.  The Fund defines investment grade fixed income securities as those that are rated, at the time purchased, in the top four categories by a rating agency such as Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P"), or, if unrated, determined by the advisor to be of comparable quality.  However, the fixed income portion of the Fund's portfolio will be invested without restriction as to issuer country, type of entity, capitalization or the maturity of individual securities.

The Fund's investment portfolio is designed to create an investment performance profile exhibiting three key attributes:

·

Performance that produces positive results over multiple years which is uncorrelated with typical portfolios of equities, fixed income investments, and hedge funds.

·

Volatility similar to benchmark equity indices, e.g., S&P 500.

·

Exposure to markets, investments, and trading strategies not typically available to investors.

ADVISOR'S INVESTMENT PROCESS

The advisor will pursue the Fund’s investment objective, in part, by utilizing its core investment and risk management process.

Underlying Fund selection includes extensive quantitative analysis and qualitative reviews to identify Underlying Fund managers whose professionalism, superior performance, operational maturity, and demonstrated transparency identify them as suitable candidates for investment by the Fund.

The advisor's Underlying Fund investment selection process uses a top-down methodology that consists of several stages.  Generally, the top-down due diligence process begins by:

·

performing a series of quantitative, analytical measures to identify which futures strategy-related trading methodologies provide superior returns,

·

determining whether an Underlying Fund and its manager (most managers are commodity trading advisors (CTAs)) would enhance the diversification and positive performance of the Fund,

·

performing extensive analysis on the Underlying Fund's trader(s), its organization, its principals, its operating methods, trading and technology systems, and record of transparent, professional conduct,

·

interviewing the key principals of the manager of an Underlying Fund to understand their goals, priorities, and intentions for continuing to grow their firm for long term,

·

on-site inspection of a trading company’s adherence to their established investment policies, evaluation of the trader’s operational maturity, ethical execution of trading, and financial commitment to on-going investment in their trading platforms and systems.

Risk Management represents the ongoing attention to detail the advisor must exercise to ensure each Underlying Fund (trading company) is correctly established, adheres to all regulatory and legally binding requirements for operating a trading business, and to ensure the trading company maintains their operating efficiency by executing trades in approved, liquid markets and by providing the Subsidiary the quality operational and financial performance expected by regulators, the financial community, and investors.

The advisor implements this methodology to ensure the Fund, via the Subsidiary, has immediate access to Underlying Funds (trading companies) associated with industry-leading commodity trading advisors (CTAs) who have the diversification, expertise, scalability, global trading operations, and capacity to execute the managed futures component of the portfolio across the sectors previously identified.

Fixed Income selection represents the culmination of the advisor's efforts to assure that the Fund generates income to complement capital appreciation while preserving principal.  The advisor seeks to meet these Fund goals by searching for areas of the fixed income markets that are undervalued.  The identification process includes an outlook on interest rates, credit risk and other security selection techniques.  The allocation to investment securities with particular characteristics; including sector, interest rate, quality or maturity; will often vary based on the advisor’s economic views which may include, but are not limited to, inflation, economic growth and Federal Reserve Board monetary policy.  These factors can influence the selection of sectors for investment, as well as the average maturity of the portfolio.  The advisor focuses on meeting the Fund's interest income and principal preservation needs by selecting fixed income securities using a combination of (1) sector selection, (2) maturity management and (3) individual security selection strategies that it believes will enhance the Fund's returns when compared to the fixed income market in general.

·

Sector selection is used to rank the fixed income market by credit quality, issuer industry, security type, or other factors that offer the highest yield or expected capital appreciation within the credit risk and maturity limits of the Fund.

·

Maturity management is used to reduce volatility in part by keeping the Fund's fixed income portfolio average maturity below a maximum of seven years in an effort to reduce sensitivity to capital losses caused by rising interest rates.

·

Security selection is used to identify specific securities that offer the highest yield or expected capital appreciation when compared to a peer group of securities with similar credit quality and maturity.

In implementing the Fixed Income strategy, the advisor will use quantitative and economic analysis among other forms of analysis to assess securities among issuers of different quality, sectors, industries and positions on the yield curve.  The advisor generally purchases securities based on their yield or potential capital appreciation, or both; and seeks to sell them in anticipation of market declines, credit downgrades, to purchase other securities that the advisor believes may perform better, or to accommodate asset allocation decisions made by the advisor.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund's direct investment in securities as well the Fund's indirect risks through investing in Underlying Funds and the Subsidiary.

·

Commodity Risk:  Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities.  Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

·

Credit Risk:  There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.

·

Derivatives Risk:  The Fund's indirect use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk, issuer default risk and tracking risk.

·

Fixed Income Risk:  Typically, a rise in interest rates causes a decline in the value of fixed income securities.  The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.

·

Foreign Currency Risk:  Currency trading risks include market risk, credit risk and country risk.  Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short.  Credit risk results because a currency-trade issuer may default.  Country risk arises because a government may interfere with transactions in its currency.

·

Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

·

Issuer-Specific Risk:  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

·

Leverage Risk:  Using derivatives to increase the Fund's combined long and short exposure creates leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.

·

Limited History of Operations:  The Fund has a limited history of operation.  In addition, the advisor has not previously managed a mutual fund.

·

Liquidity Risk:  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

·

Management Risk:  The advisor's judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

·

Market Risk:  Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

·

Regulatory Change Risk:  Recently, the Commodity Futures Trading Commission ("CFTC") has proposed changes to Rule 4.5 under the Commodity Exchange Act which, if adopted, could require the Fund and the Subsidiary to register with the CFTC.  Such changes could potentially limit or restrict the ability of the Fund to pursue its investment strategy, and/or increase the costs of implementing its strategy.

·

Short Position Risk:  The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased.  Short positions may be considered speculative transactions and involve special risks, including greater reliance on the advisor's ability to accurately anticipate the future value of a security or instrument.  The Fund's losses are potentially unlimited in a short position transaction.

·

Underlying Funds Risk:  Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds.  Each Underlying Fund will pay performance based fees to each manager without regard to the performance of other managers and the Underlying Fund's overall profitability.  Underlying Funds are subject to specific risks, depending on the nature of the fund.

·

Taxation Risk:  By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund.  However, because the Subsidiary is a controlled foreign corporation, any income received from its investments in the Underlying Funds will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

·

Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the Investment Company Act of 1940 ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.  Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Who Should Invest in the Fund?

The Fund's advisor believes the Fund is appropriate for investors who seek moderate risks and returns.  The advisor also believes it has the expertise and experience to select Underlying Funds and other investments that may outperform asset class benchmarks.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.grantparkstrategy.com or by calling 1-855-501-4758.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Grant Park Managed Futures Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $2,500 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 22 of the Fund's Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-05-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	"Other Expenses" include both the expenses of the Fund's consolidated wholly-owned subsidiary ("Subsidiary"), and also the expenses incurred by the commodity pools in which the Subsidiary invests ("Underlying Pools"), as reflected in the Fund's Consolidated Financial Statements for the most recently completed fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, the costs of which are not included in the Consolidated Financial Statements. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the consolidated financial statements include only the direct operating expenses incurred by the Fund and the consolidated expenses of the Underlying Pools.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The Fund seeks to achieve its investment objectives by allocating its assets using two principal strategies:

·

"Managed Futures" Strategy

·

"Fixed Income" Strategy

The Managed Futures strategy is designed to produce capital appreciation by capturing returns related to price trends in the commodity markets and financial (equity, interest rate and currency) markets by investing primarily in securities of (1) limited partnerships, (2) corporations, (3) limited liability companies and (4) other types of pooled investment vehicles that are globally-oriented trading companies, including commodity pools (collectively, "Underlying Funds").

Each Underlying Fund invests according to its manager's sub-strategy, investing either long or short in one or a combination of: (i) options, (ii) futures, (iii) forwards, (iv) spot contracts, or (v) swaps each of which may be tied to (a) agricultural products, (b) currencies, (c) equity (stock market) indices, (d) energy resources, (e) interest rates or (f) metals.  Managed futures sub-strategies include investment styles that rely upon a wide variety of trading (buy or sell) signals that are generated from technical analysis systems and may result in high frequency trading.  Futures are used as substitutes for securities, currencies and commodities and for hedging.  The Fund does not invest more than 25% of its assets in contracts with any one issuer.  Managed Futures strategy investments will be made without restriction as to the Underlying Fund's country.

The Fund will execute its Managed Futures strategy, primarily, by investing up to 25% of its total assets in a wholly-owned and controlled subsidiary (the "Subsidiary").  The Subsidiary will invest the majority of its assets in Underlying Funds.   The Subsidiary is subject to the same investment restrictions as the Fund.

The Fund's advisor anticipates that, based upon its analysis of long-term historical returns and volatility of various asset classes, the Fund will allocate approximately 25% of its assets to the Managed Futures strategy and approximately 75% of its assets to the Fixed Income strategy.

The Fixed Income strategy is designed to generate interest income and preserve principal by investing primarily in investment grade securities including: (1) obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, (2) securities issued by foreign governments, their political subdivisions or agencies or instrumentalities, (3) certificates of deposit and time deposits issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, (4) participation interests in loans extended by banks to companies, (5) corporate bonds, notes, commercial paper or similar debt obligations, or (6) exchange-traded funds ("ETFs") that each invests primarily in the preceding types of fixed income securities.  The Fund defines investment grade fixed income securities as those that are rated, at the time purchased, in the top four categories by a rating agency such as Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P"), or, if unrated, determined by the advisor to be of comparable quality.  However, the fixed income portion of the Fund's portfolio will be invested without restriction as to issuer country, type of entity, capitalization or the maturity of individual securities.

The Fund's investment portfolio is designed to create an investment performance profile exhibiting three key attributes:

·

Performance that produces positive results over multiple years which is uncorrelated with typical portfolios of equities, fixed income investments, and hedge funds.

·

Volatility similar to benchmark equity indices, e.g., S&P 500.

·

Exposure to markets, investments, and trading strategies not typically available to investors.

ADVISOR'S INVESTMENT PROCESS

The advisor will pursue the Fund’s investment objective, in part, by utilizing its core investment and risk management process.

Underlying Fund selection includes extensive quantitative analysis and qualitative reviews to identify Underlying Fund managers whose professionalism, superior performance, operational maturity, and demonstrated transparency identify them as suitable candidates for investment by the Fund.

The advisor's Underlying Fund investment selection process uses a top-down methodology that consists of several stages.  Generally, the top-down due diligence process begins by:

·

performing a series of quantitative, analytical measures to identify which futures strategy-related trading methodologies provide superior returns,

·

determining whether an Underlying Fund and its manager (most managers are commodity trading advisors (CTAs)) would enhance the diversification and positive performance of the Fund,

·

performing extensive analysis on the Underlying Fund's trader(s), its organization, its principals, its operating methods, trading and technology systems, and record of transparent, professional conduct,

·

interviewing the key principals of the manager of an Underlying Fund to understand their goals, priorities, and intentions for continuing to grow their firm for long term,

·

on-site inspection of a trading company’s adherence to their established investment policies, evaluation of the trader’s operational maturity, ethical execution of trading, and financial commitment to on-going investment in their trading platforms and systems.

Risk Management represents the ongoing attention to detail the advisor must exercise to ensure each Underlying Fund (trading company) is correctly established, adheres to all regulatory and legally binding requirements for operating a trading business, and to ensure the trading company maintains their operating efficiency by executing trades in approved, liquid markets and by providing the Subsidiary the quality operational and financial performance expected by regulators, the financial community, and investors.

The advisor implements this methodology to ensure the Fund, via the Subsidiary, has immediate access to Underlying Funds (trading companies) associated with industry-leading commodity trading advisors (CTAs) who have the diversification, expertise, scalability, global trading operations, and capacity to execute the managed futures component of the portfolio across the sectors previously identified.

Fixed Income selection represents the culmination of the advisor's efforts to assure that the Fund generates income to complement capital appreciation while preserving principal.  The advisor seeks to meet these Fund goals by searching for areas of the fixed income markets that are undervalued.  The identification process includes an outlook on interest rates, credit risk and other security selection techniques.  The allocation to investment securities with particular characteristics; including sector, interest rate, quality or maturity; will often vary based on the advisor’s economic views which may include, but are not limited to, inflation, economic growth and Federal Reserve Board monetary policy.  These factors can influence the selection of sectors for investment, as well as the average maturity of the portfolio.  The advisor focuses on meeting the Fund's interest income and principal preservation needs by selecting fixed income securities using a combination of (1) sector selection, (2) maturity management and (3) individual security selection strategies that it believes will enhance the Fund's returns when compared to the fixed income market in general.

·

Sector selection is used to rank the fixed income market by credit quality, issuer industry, security type, or other factors that offer the highest yield or expected capital appreciation within the credit risk and maturity limits of the Fund.

·

Maturity management is used to reduce volatility in part by keeping the Fund's fixed income portfolio average maturity below a maximum of seven years in an effort to reduce sensitivity to capital losses caused by rising interest rates.

·

Security selection is used to identify specific securities that offer the highest yield or expected capital appreciation when compared to a peer group of securities with similar credit quality and maturity.

In implementing the Fixed Income strategy, the advisor will use quantitative and economic analysis among other forms of analysis to assess securities among issuers of different quality, sectors, industries and positions on the yield curve.  The advisor generally purchases securities based on their yield or potential capital appreciation, or both; and seeks to sell them in anticipation of market declines, credit downgrades, to purchase other securities that the advisor believes may perform better, or to accommodate asset allocation decisions made by the advisor.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund's direct investment in securities as well the Fund's indirect risks through investing in Underlying Funds and the Subsidiary.

·

Commodity Risk:  Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities.  Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

·

Credit Risk:  There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.

·

Derivatives Risk:  The Fund's indirect use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk, issuer default risk and tracking risk.

·

Fixed Income Risk:  Typically, a rise in interest rates causes a decline in the value of fixed income securities.  The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.

·

Foreign Currency Risk:  Currency trading risks include market risk, credit risk and country risk.  Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short.  Credit risk results because a currency-trade issuer may default.  Country risk arises because a government may interfere with transactions in its currency.

·

Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

·

Issuer-Specific Risk:  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

·

Leverage Risk:  Using derivatives to increase the Fund's combined long and short exposure creates leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.

·

Limited History of Operations:  The Fund has a limited history of operation.  In addition, the advisor has not previously managed a mutual fund.

·

Liquidity Risk:  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

·

Management Risk:  The advisor's judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

·

Market Risk:  Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

·

Regulatory Change Risk:  Recently, the Commodity Futures Trading Commission ("CFTC") has proposed changes to Rule 4.5 under the Commodity Exchange Act which, if adopted, could require the Fund and the Subsidiary to register with the CFTC.  Such changes could potentially limit or restrict the ability of the Fund to pursue its investment strategy, and/or increase the costs of implementing its strategy.

·

Short Position Risk:  The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased.  Short positions may be considered speculative transactions and involve special risks, including greater reliance on the advisor's ability to accurately anticipate the future value of a security or instrument.  The Fund's losses are potentially unlimited in a short position transaction.

·

Underlying Funds Risk:  Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds.  Each Underlying Fund will pay performance based fees to each manager without regard to the performance of other managers and the Underlying Fund's overall profitability.  Underlying Funds are subject to specific risks, depending on the nature of the fund.

·

Taxation Risk:  By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund.  However, because the Subsidiary is a controlled foreign corporation, any income received from its investments in the Underlying Funds will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

·

Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the Investment Company Act of 1940 ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.  Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

Who Should Invest in the Fund?

The Fund's advisor believes the Fund is appropriate for investors who seek moderate risks and returns.  The advisor also believes it has the expertise and experience to select Underlying Funds and other investments that may outperform asset class benchmarks.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.grantparkstrategy.com or by calling 1-855-501-4758.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-501-4758
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.grantparkstrategy.com
Grant Park Managed Futures Strategy Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.15%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.83%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.25%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	3.58%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $2,500 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	2,500
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	915
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,840
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,768
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,102
Grant Park Managed Futures Strategy Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	4.24%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.67%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.54%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	4.13%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	415
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,738
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,017
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	6,034
Grant Park Managed Futures Strategy Fund Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.77%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.20%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.94%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	3.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	329
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,190
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,066
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,316
Grant Park Managed Futures Strategy Fund Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.61%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.29%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	3.84%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	386
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,260
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,147
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,419
Grant Park Managed Futures Strategy Fund Class W
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	12.80%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	14.73%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(11.10%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	3.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	365
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3,068
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	5,271
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,154

[1]	"Other Expenses" include both the expenses of the Fund's consolidated wholly-owned subsidiary ("Subsidiary"), and also the expenses incurred by the commodity pools in which the Subsidiary invests ("Underlying Pools"), as reflected in the Fund's Consolidated Financial Statements for the most recently completed fiscal year. Underlying Pools may pay management fees and/or incentive fees to the Commodity Trading Advisors (CTAs) with whom they contract. Positive performance of an Underlying Pool will have the effect of increasing Other Expenses to the extent that a CTA earns performance fees. Underlying Pool expenses of 1.61%, 1.41%, 1.54%, 1.87% and 1.41% for Class A, Class C, Class I, Class N and Class W, respectively, are included.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, the costs of which are not included in the Consolidated Financial Statements. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the consolidated financial statements include only the direct operating expenses incurred by the Fund and the consolidated expenses of the Underlying Pools.
[3]	The Fund's advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least May 31, 2013, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies or the Underlying Pools in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.94%, 2.69%, 1.69%, 1.94% and 2.19% of the daily average net assets attributable to each of the Class A, Class C, Class I Class N and Class W shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the advisor. A "Fee Waiver" table can be found in the "Management" section of this Prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jun 1, 2012